Income Taxes	12 Months Ended
Mar. 03, 2012
Income Taxes [Abstract]
Income Taxes
8.	INCOME TAXES

The difference between the amount of the provision for income taxes and the amount computed by multiplying income before income taxes by the statutory Canadian tax rate is reconciled as follows:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Statutory Canadian tax rate	28.0%	30.5%	32.8%

Expected income tax provision	$423	$1,414	$1,072

Differences in income taxes resulting from:
Impact of Canadian U.S. dollar functional currency election	—	—	(145)
Investment tax credits	(138)	(138)	(101)
Manufacturing and processing activities	(21)	(71)	(52)
Non-deductible goodwill impairment	90	—	—
Foreign tax rate differences	12	15	5
Other differences	(19)	13	30

	$347	$1,233	$809

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Income before income taxes:
Canadian	$1,272	$4,279	$2,999
Foreign	239	364	267

	$1,511	$4,643	$3,266

The provision for (recovery of) income taxes consists of the following:

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Provision for (recovery of) income taxes:
Current
Canadian	$176	$1,059	$696
Foreign	181	83	62
Deferred
Canadian	34	57	21
Foreign	(44)	34	30

	$347	$1,233	$809

Deferred income tax assets and liabilities consist of the following temporary differences:

	As at
	March 3, 2012	February 26, 2011
Assets
Non-deductible reserves	$216	$225
Tax loss carryforwards	30	36
Unrealized losses on financial instruments	—	5
Other tax carryforwards	30	18

Deferred income tax assets	276	284

Liabilities
Property, plant and equipment	(282)	(318)
Research and development	(17)	(13)
Unrealized gains on financial instruments	(12)	—

Deferred income tax liabilities	(311)	(331)

Net deferred income tax liability	$(35)	$(47)

Deferred income tax asset - current	$197	$229
Deferred income tax liability - long-term	(232)	(276)

	$(35)	$(47)

The Company determined that it is more likely than not that it can realize its deferred income tax assets. Accordingly, no valuation allowance is required on its deferred income tax assets as at March 3, 2012 (February 26, 2011 - nil). The Company will continue to evaluate and examine the valuation allowance on a regular basis, and when required, the valuation allowance may be adjusted.

The Company has not provided for Canadian deferred income taxes or foreign withholding taxes that would apply on the distribution of the income of its non-Canadian subsidiaries, as this income is intended to be reinvested indefinitely.

The Company’s total unrecognized income tax benefits as at March 3, 2012 and February 26, 2011 were $146 million and $164 million, respectively. A reconciliation of the beginning and ending amount of unrecognized income tax benefits that, if recognized, would affect the Company’s effective tax rate is as follows:

(in millions)
Unrecognized income tax benefits balance as at February 26, 2011	$164
Increase for tax positions of prior years	15
Settlement of tax positions	(8)
Expiration of statute of limitations	(24)
Other	(1)

Unrecognized income tax benefits balance as at March 3, 2012	$146

As at March 3, 2012, the total unrecognized income tax benefits of $146 million include approximately $121 million of unrecognized income tax benefits that have been netted against related deferred income tax assets. The remaining $25 million is recorded within current income taxes payable and other non-current taxes payable on the Company’s consolidated balance sheet as of March 3, 2012.

A summary of open tax years by major jurisdiction is presented below:

Canada (1)	Fiscal 2006 - 2012
United States (1)	Fiscal 2009 - 2012
United Kingdom	Fiscal 2010 - 2012

(1)	Includes federal as well as provincial and state jurisdictions, as applicable.

The Company is subject to ongoing examination by tax authorities in the jurisdictions in which it operates. The Company regularly assesses the status of these examinations and the potential for adverse outcomes to determine the adequacy of the provision for income taxes. The Canada Revenue Agency (“CRA”) recently concluded its examination of the Company’s fiscal 2006 to fiscal 2009 Canadian corporate tax filings. Although the audit concluded with no material adjustments to income taxes payable, there remains uncertainty with respect to certain tax attributes that have resulted from the restructuring of RIM’s international operations. The Company believes it is reasonably possible that approximately $142 million of its gross unrecognized income tax benefit will decrease in the next twelve months, the majority of which relates to the tax attributes resulting from the restructuring of RIM’s international operations. The Company has other non-Canadian income tax audits pending. While the final resolution of these audits is uncertain, the Company believes the ultimate resolution of these audits will not have a material adverse effect on its consolidated financial position, liquidity or results of operations.

The Company recognizes interest and penalties related to unrecognized income tax benefits as interest expense that is netted and reported within investment income. The amount of interest accrued as at March 3, 2012 was approximately $6 million (February 26, 2011 – approximately $12 million). The amount of penalties accrued as at March 3, 2012 was nil (February 26, 2011 – nil).